Annual Total Returns[BarChart] - SA Multi-Managed Income Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.53%	9.53%	2.48%	6.12%	0.28%	4.21%	7.74%	(1.39%)	11.89%	19.35%